Debt - Summary of Foreign Currency Translation (Detail)	Mar. 31, 2026 $ / $ $ / ¥ $ / £ $ / € $ / SFr $ / MXV	Mar. 31, 2025 $ / £ $ / € $ / SFr $ / MXV $ / $ $ / ¥
Disclosure of long term debt [Line Items]
Currency exchange rate	18.0667
U.S. dollar
Disclosure of long term debt [Line Items]
Currency exchange rate	18.0667	20.3182
Japanese yen
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / ¥	0.11268	0.1345
Pounds sterling
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / £	23.9709	26.3222
Euro
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / €	20.7929	21.9254
Swiss francs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / SFr	22.6314	23.0313
UDI
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / MXV	8.785311	8.421934